SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT REPORTING
Revenue	$ 64,525	$ 71,187	$ 58,972
Long-lived assets	48,491	40,822
Mainland China
SEGMENT REPORTING
Revenue	44,115	18,186	12,010
Long-lived assets	47,300	40,349
Hong Kong
SEGMENT REPORTING
Revenue	20,410	53,001	46,962
Long-lived assets	1,058	318
USA
SEGMENT REPORTING
Long-lived assets	$ 133	$ 155